Fair Value Measurements	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements

Note 10: Fair Value Measurements

The Company records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy that prioritizes the inputs used to measure fair value is described below. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
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Level 2 — Observable inputs other than quoted prices include in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 — Unobservable inputs that are support by little or no market activity. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Below is a summary of the valuation techniques used in determining fair value:

Derivatives — Derivatives consist of foreign exchange contracts and interest rate swaps. The fair value of foreign exchange contracts is based on observable market inputs of spot and forward rates or using other observable inputs. The fair value of the interest rate swaps is the estimated amount that the Company would receive or pay to terminate such agreements, taking into account market interest rates and the remaining time to maturities or using market inputs with mid-market pricing as a practical expedient for bid-ask spread. See Note 9 — Derivative Instruments for additional information.

Contingent consideration — The Company values contingent consideration related to business combinations using a weighted probability calculation of potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. Key assumptions used to estimate the fair value of contingent consideration include revenues, net new business and operating forecasts and the probability of achieving the specific targets. See Note 4 — Business Combinations for additional information.

The following inputs and assumptions were used to value the foreign exchange contract derivative liabilities outstanding during the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017
Discount Rate	N/A	1.26 – 1.5%

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accruals readily convertible into cash approximate fair value because of the short-term nature of the instruments. Additionally, the Company has a long-term indemnification asset from the Former Parent, the amount of which is equal to certain tax liabilities incurred prior to the 2016 Transaction. The carrying amount approximates fair value because settlement is expected to be based on the underlying tax amount. The carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs and original issue discount, approximates fair value due to the short-term nature of the interest rate bench mark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company’s debt was $1,950,318 and $2,093,827 at December 31, 2018 and 2017, respectively. The fair value is considered Level 2 under the fair value hierarchy.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The Company has determined that its forward contracts, included in Other current assets, along with the interest rate swaps, included in Accrued expenses and other current liabilities and Other non-current liabilities according to the duration of related cash flows, reside within Level 2 of the fair value hierarchy.

The earn-out liability is recorded in Accrued expenses and other current liabilities and Other non-current liabilities and is classified as Level 3 in the fair value hierarchy. Additionally, the earn-out relates to the TrademarkVision and the Publons acquisitions that occurred in 2018 and 2017, respectively. The amount payable is contingent upon the achievement of certain company specific milestones and performance metrics over a 1‑year and 3‑year period, respectively, including number of cumulative users, cumulative reviews and annual revenues. In accordance with ASC 805, we estimated the fair value of the earn-out using a Monte Carlo simulation. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. Significant changes in the key assumptions and inputs could result in a significant change in the fair value measurement of the earn-out. As of December 31, 2018, there were no significant changes in the range of outcomes for the earn out.

There were no  transfers of assets or liabilities between  levels during the years ended December 31, 2018 and 2017.

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2018:

TrademarkVision
Risk free rate	2.77%
Discount rate	8.09%
Expected life (in years)	1.54

Publons
Risk free rate	2.34 – 2.63%
Discount rate	9.23 – 9.72%
Expected life (in years)	1.04 – 3.04

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2017:

Publons
Risk free rate	1.17 – 1.62%
Discount rate	11.44 – 11.90%
Expected life (in years)	1.12 – 4.12

The following table presents the changes in the earn-out, the only Level 3 item, for the years ended December 31, 2018 and 2017.

Balance as of December 31, 2016	$—
Earn-out liability	5,900
Balance at December 31, 2017	5,900
Business combinations	4,115
Payment of Earn-out liability(1)	(2,470)
Revaluations included in earnings	(470)
Balance as of December 31, 2018	$7,075
(1)	See Note 19: Commitments and Contingencies for further details.

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2018 and 2017:

	December 31, 2018
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Interest rate swap asset	$—	$3,644	$—	$3,644
	—	3,644	—	3,644
Liabilities
Earn-out	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075

	December 31, 2017
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Forward contracts asset	$—	$83	$—	$83
Interest rate swap asset	—	1,107	—	1,107
	—	1,190	—	1,190
Liabilities
Earn-out Liability	—	—	5,900	5,900
Total	$—	$—	$5,900	$5,900

Non-Financial Assets Valued on a Non-Recurring Basis

The Company’s long-lived assets, including goodwill and finite-lived intangible assets subject to amortization, are measured at fair value on a non-recurring basis. These assets are measured at cost but are written-down to fair value, if necessary, as a result of impairment. There have been no impairments of the Company’s long-lived assets during any of the periods presented.

Finite-lived Intangible Assets — If a triggering event occurs, the Company determines the estimated fair value of finite-lived intangible assets by determining the present value of the expected cash flows.

Indefinite-lived Intangible Asset — If a qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the carrying value of an indefinite-lived intangible asset, the Company determines the estimated fair value of the indefinite-lived intangible asset (trade name) by determining the present value of the estimated royalty payments on an after-tax basis that it would be required to pay the owner for the right to use such trade name. If the carrying amount exceeds the estimated fair value, an impairment loss is recognized in an amount equal to the excess.